Non-Operating Revenue - Schedule of Future Minimum Rentals on Non-cancelable Operating Leases (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Dec. 31, 2016 USD ($)
2017	$ 31,687
2018	24,917
2019	9,729
2020	6,557
Total minimum future rentals receivable	$ 72,890